Deferred Charges, net	6 Months Ended
Jun. 30, 2016
Deferred Charges Disclosure [Abstract]:
Deferred Charges, net

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Dry-docking and Special Survey Costs
Balance, December 31, 2015	22,809
Additions	5,868
Amortization	(3,940)
Balance, June 30, 2016	24,737

During the six-month period ended June 30, 2015 three vessels underwent and completed their special surveys. During the six-month period ended June 30, 2016 six vessels underwent and completed their special surveys. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.